Shareholders' Equity - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares subject to possible redemption	23,737,477	22,747,963
Conversion description	The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis (as adjusted). In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.	The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis (as adjusted). In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Percentage conversion of common shares outstanding	20.00%	20.00%
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares Issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Class A Common Stock
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	3,862,523	4,852,037	0
Ordinary shares, outstanding	3,862,523	4,852,037	0
Ordinary shares subject to possible redemption	23,737,477	22,747,963	0
Class B common stock
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	6,900,000	6,900,000	6,900,000
Ordinary shares, outstanding	6,900,000	6,900,000	6,900,000
Voting rights	Holders are entitled to one vote for each share of Class B ordinary shares	Holders are entitled to one vote for each share of Class B ordinary shares.